other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (68)	$ (8)	$ (19)	$ (1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	14	(28)	(53)	(40)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	4	(6)	(14)	(11)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	10	(22)	(39)	(29)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(58)	(30)	(58)	(30)
Accumulated foreign currency translation balance beginning	28	49	22	53
Cumulative foreign currency translation adjustment, before tax	11	(17)	17	(21)
Cumulative foreign currency translation adjustment, net	11	(17)	17	(21)
Accumulated foreign currency translation balance ending	39	32	39	32
Accumulated other comprehensive income balance beginning	(40)	42	3	53
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	25	(45)	(36)	(61)
Income tax relating to accumulated other comprehensive income	4	(6)	(14)	(11)
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	21	(39)	(22)	(50)
Accumulated other comprehensive income balance ending	(19)	3	(19)	3
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning		1		1
Accumulated available-for-sale financial assets balance ending		1		1
Employee defined benefit plans re-measurements, before tax	16	143	49	81
Income tax relating to employee defined benefit plan re-measurements	8	38	17	19
Employee defined benefit plans re-measurements, net	8	105	32	62
Other comp. income, before tax	41	98	13	20
Aggregated income tax relating to components of other comprehensive income	12	32	3	8
Other comprehensive income	29	66	10	12
Attributable to:
Accumulated other comprehensive income	(40)	42	3	53
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(36)	21	(166)	77
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(4)		(32)	10
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(54)	52	(114)	114
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income	9	(7)	18	(20)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(70)	(12)	(19)	(9)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	18	(31)	(52)	(37)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	5	(7)	(14)	(10)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	13	(24)	(38)	(27)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(57)	(36)	(57)	(36)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(5)	8	5	(1)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(2)	2	1	(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(1)	5	6	2
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income	1	(1)	(1)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	2	4		8
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(4)	3	(1)	(3)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(1)	1		(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(3)	2	(1)	(2)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(1)	$ 6	(1)	6
As previously reported
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning			(19)
Accumulated foreign currency translation balance beginning			23
Accumulated other comprehensive income balance beginning			4
Attributable to:
Accumulated other comprehensive income			4
As previously reported | Currency risk
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning			(19)
IFRS 16 effects
Items that may subsequently be reclassified to income
Accumulated foreign currency translation balance beginning			(1)
Cumulative foreign currency translation adjustment, net	(1)		4
Accumulated other comprehensive income balance beginning			(1)
Item never reclassified to income
Other comprehensive income	(1)		4
Attributable to:
Accumulated other comprehensive income			(1)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(17)		(17)
Item never reclassified to income
Other comprehensive income			4	21
Attributable to:
Accumulated other comprehensive income	(17)		(17)
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(2)		(2)
Item never reclassified to income
Other comprehensive income			6	$ (9)
Attributable to:
Accumulated other comprehensive income	$ (2)		$ (2)